Income taxes (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Allocation of Income Tax Expense to Other Comprehensive Income

Income tax expenses has been allocated as follows:

	Year ended March 31,
	2016		2017		2018
Income tax expense as per the consolidated statement of income	₹	25,366	₹	25,213	₹	22,390
Income tax included in Other comprehensive income on:
Unrealized gains/ (losses) on investment securities		42		594		(644)
Gains/(losses) on cash flow hedging derivatives		(260)		962		(1,448)
Defined benefit plan actuarial gains/(losses)		(224)		43		255

	₹	24,924	₹	26,812	₹	20,553

Summary of Components of Income Tax Expense

Income tax expenses consists of the following:

	Year ended March 31,
	2016		2017		2018
Current taxes
Domestic	₹	20,221	₹	21,089	₹	18,500
Foreign		5,536		5,412		7,834

		25,757		26,501		26,334
Deferred taxes
Domestic		(506)		(63)		3
Foreign		115		(1,225)		(3,947)

		(391)		(1,288)		(3,944)

	₹	25,366	₹	25,213	₹	22,390

Summary of Reconciliation of Income Tax Expense

The reconciliation between the provision of income tax and amounts computed by applying the Indian statutory income tax rate to profit before taxes is as follows:

	Year ended March 31,
	2016		2017		2018
Profit before taxes	₹	114,933	₹	110,356	₹	102,474
Enacted income tax rate in India		34.61%		34.61%		34.61%

Computed expected tax expense		39,778		38,194		35,466
Effect of:
Income exempt from tax		(12,799)		(12,684)		(12,878)
Basis differences that will reverse during a tax holiday period		(568)		(274)		167
Income taxed at higher/ (lower) rates		(1,449)		(1,105)		(111)
Reversal of deferred tax for past years due to rate reduction *		—		—		(1,563)
Taxes related to prior years		(1,337)		(593)		(380)
Changes in unrecognized deferred tax assets		87		40		239
Expenses disallowed for tax purpose		1,752		1,787		1,431
Others, net		(98)		(152)		19

Income tax expense	₹	25,366	₹	25,213	₹	22,390

Effective income tax rate		22.07%		22.85%		21.85%

*

The “Tax Cuts and Jobs Act,” was signed into law on December 22, 2017 (‘US Tax Reforms’) which among other things, makes significant changes to the rules applicable to the taxation of corporations, such as changing the corporate tax rate from 35% to 21% rate effective January 1, 2018. For the year ended March 2018, the Company took a positive impact of ₹1,563 on account of re-statement of deferred tax items pursuant to US Tax Reforms.

Summary of Components of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities are as follows:

	As at March 31,
	2017		2018
Carry-forward losses *	₹	5,513	₹	5,694
Accrued expenses and liabilities		3,151		3,107
Allowances for lifetime expected credit loss		2,955		4,499
Minimum alternate tax		1,520		74
Cash flow hedges		—		29

		13,139		13,403

Property, plant and equipment		(4,153)		(2,166)
Amortizable goodwill		(4,057)		(1,810)
Intangible assets		(4,511)		(3,190)
Interest on bonds and fair value movement of investments		(2,245)		(1,712)
Cash flow hedges		(1,419)		—
Deferred revenue		(183)		(273)
Others		(87)		(403)

		(16,655)		(9,554)

Net deferred tax assets / (liabilities)	₹	(3,516)	₹	3,849
Amounts presented in statement of financial position:
Deferred tax assets	₹	3,098	₹	6,908
Deferred tax liabilities	₹	(6,614)	₹	(3,059)

*	Includes deferred tax asset recognized on carry forward losses pertaining to business combinations.

Movement in Deferred Tax Assets and Liabilities

Movement in deferred tax assets and liabilities

Movement during the year ended March 31, 2016	As at April 1, 2015	Credit/ (charge) in the consolidated statement of Changes in equity on adoption of IFRS 9	Credit/(charge) in the consolidated statement of income	Credit/ (charge) in the Other comprehensive income	On account of business combination	As at March 31, 2016
Carry-forward losses	3,589	—	147	(90)	1,604	5,250
Accrued expenses and liabilities	2,546	—	500	224	—	3,270
Allowances for lifetime expected credit loss	1,859	430	751	(1)	—	3,039
Minimum alternate tax	1,844	—	(387)	—	—	1,457
Property, plant and equipment	(3,416)	—	(827)	(19)	—	(4,262)
Amortizable goodwill	(3,347)	—	(977)	361	—	(3,963)
Intangible assets	(1,965)	—	989	58	(3,747)	(4,665)
Interest on bonds and fair value movement of investments	(448)	—	(324)	(42)	—	(814)
Cash flow hedges	(719)	—	1	260	—	(458)
Deferred revenue	(418)	—	377	37	—	(4)
Others	180	—	141	7	—	328

Total	(295)	430	391	795	(2,143)	(822)

Movement during the year ended March 31, 2017	As at April 1, 2016	Credit/ (charge) in the consolidated statement of income	Credit/ (charge) in the Other comprehensive income	On account of business combination	Assets held for sale	As at March 31, 2017
Carry-forward losses	5,250	825	(562)	—	—	5,513
Accrued expenses and liabilities	3,270	(44)	(75)	—	—	3,151
Allowances for lifetime expected credit loss	3,039	(77)	(7)	—	—	2,955
Minimum alternate tax	1,457	63	—	—	—	1,520
Property, plant and equipment	(4,262)	(249)	358	—	—	(4,153)
Amortizable goodwill	(3,963)	(401)	307	—	—	(4,057)
Intangible assets	(4,665)	2,639	279	(2,764)	—	(4,511)
Interest on bonds and fair value movement of investments	(814)	(837)	(594)	—	—	(2,245)
Cash flow hedges	(458)	—	(961)	—	—	(1,419)
Deferred revenue	(4)	(192)	13	—	—	(183)
Others	328	(439)	24	—	—	(87)

Total	(822)	1,288	(1,218)	(2,764)	—	(3,516)

Movement during the year ended March 31, 2018	As at April 1, 2017	Credit/ (charge) in the consolidated statement of income	Credit/ (charge) in the Other comprehensive income	On account of business combination	Assets held for sale	As at March 31, 2018
Carry-forward losses	5,513	133	48	—	—	5,694
Accrued expenses and liabilities	3,151	243	(246)	—	(41)	3,107
Allowances for lifetime expected credit loss	2,955	1,564	2	—	(22)	4,499
Minimum alternate tax	1,520	(1,446)	—	—	—	74
Property, plant and equipment	(4,153)	912	(75)	—	1,150	(2,166)
Amortizable goodwill	(4,057)	1,522	(53)	—	778	(1,810)
Intangible assets	(4,511)	1,546	(112)	(113)	—	(3,190)
Interest on bonds and fair value movement of investments	(2,245)	(112)	645	—	—	(1,712)
Cash flow hedges	(1,419)	—	1,448	—	—	29
Deferred revenue	(183)	(35)	(9)	—	(46)	(273)
Others	(87)	(383)	(75)	—	142	(403)

Total	(3,516)	3,944	1,573	(113)	1,961	3,849